SHARE CAPITAL (Details)			12 Months Ended
	May 11, 2023 USD ($) shares	May 11, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($)
SHARE CAPITAL
Transaction costs | $			$ 261,000
Agnico Eagle
SHARE CAPITAL
Number of shares issued on exercise of top-up right | shares	3,987,241	3,987,241
Price per share | $ / shares		$ 6.27
Proceeds from issuing shares	$ 18,551,000	$ 25,000,000
Transaction costs	$ 117,000	$ 156,000